RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions 1		$ 213,872
Related Party Transactions 2		0
Related Party Transactions 1	18,080
Related Party Transactions 2	$ 213,872